1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

    As filed with the Securities and Exchange Commission on May 18, 2001

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

         Pre-Effective Amendment No.         | |
         Post-Effective Amendment No. 51     |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 |X|

                                Amendment No. 51

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 973-0384
              (Registrant's Telephone Number, including Area Code)

                             Christopher O. Petersen
                              U.S. Bank - MPFP2016
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)


It is proposed that this filing shall become effective (check appropriate box):

         | | immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on June 30, 2001 pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485


Dear Sir or Madam:

         This Post-Effective Amendment No. 51 is being filed pursuant to Rule 485(b) in order to delay the effectiveness of Post-Effective Amendment No. 47, filed on January 18, 2001, delayed under Post-Effective Amendment No. 49, filed on February 23, 2001, and delayed again under Post-Effective Amendment No. 50, filed on April 12, 2001. Under Rule 485(b)(1)(iii), this Post-Effective Amendment No. 50 is intended to delay effectiveness by 30 days. That is, the sole purpose of this filing is to designate an effective date for High Yield Bond Fund of June 29, 2001. Because no other changes have been made to the text of the filing, parts A, B and C of Post-Effective Amendment No. 47 (as originally delayed by Post-Effective Amendments No. 49 and No. 50) are incorporated herein by reference.

Very truly yours,


/s/ Christopher O. Petersen

Christopher O. Petersen
Corporate Counsel

SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 33-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 18th day of May, 2001.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

ATTEST: /s/ Jeffery M. Wilson                 By: /s/ James L. Chosy

        ---------------------                     ------------------------
        Jeffery M. Wilson                         James L. Chosy
        Senior Vice President                     Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         SIGNATURE                            TITLE                  DATE
         ---------                            -----                  ----

/s/ Jeffery M. Wilson                     Senior Vice President       **
----------------------------
Jeffery M. Wilson

         *                                Director                    **
----------------------------
John M. Murphy, Jr.

         *                                Director                    **
----------------------------
Robert J. Dayton

         *                                Director                    **
----------------------------
Andrew M. Hunter III

         *                                Director                    **
----------------------------
Leonard W. Kedrowski

         *                                Director                    **
----------------------------
Robert L. Spies

         *                                Director                    **
----------------------------
Joseph D. Strauss

         *                                Director                    **
----------------------------
Virginia L. Stringer

         *                                Director                    **
----------------------------
Roger A. Gibson

By: /s/ James L. Chosy
    ------------------------
    James L. Chosy
    Attorney-in-Fact

** May 18, 2001